Stockholders' Equity Note: Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Grant (1)	Dec. 31, 2012 Grant (1)	Dec. 31, 2011 Grant (1)	Dec. 31, 2013 Grant (2)	Dec. 31, 2012 Grant (2)	Dec. 31, 2011 Grant (2)	Dec. 31, 2011 Forfeit (1)	Dec. 31, 2012 Grant (3)	Dec. 31, 2012 Grant (4)
Stock options outstanding	1,011,290	960,761	607,791	298,500
Weighted average exercise price, options outstanding	$ 1.85	$ 1.58	$ 1.63	$ 1.00
Weighted average remaining contractual term, options outstanding	8.22	8.2	9.8	9.8
Stock options granted					10,000	52,720	97,791	100,000	10,000	450,000		175,000	135,250
Weighted average exercise price, options granted					$ 2.30	$ 1.37	$ 1.68	$ 2.90	$ 1.23	$ 1.72		$ 1.27	$ 1.72
Stock options forfeited											(238,500)
Weighted average exercise price, options forfeited											$ 0.94
Aggregate intrinsic value, option outstanding	$ 1,851,695	$ 1,520,695	$ 1,018,089
Stock options exercised	(6,751)	(20,000)
Weighted average exercise price, options exercised	$ 1.57	$ 0.90
Stock options expired	(52,720)
Weighted average exercise price, options expired	$ 1.37
Stock options exercisable	465,053
Weighted average exercise price, options exercisable	$ 1.60
Weighted average remaining contractual term, options exercisable	7.97
Aggregate intrinsic value, options exercisable	$ 744,885